MAINSTAY FUNDS TRUST

THE MAINSTAY FUNDS

MainStay ICAP Equity Fund,

MainStay ICAP Select Equity Fund,

MainStay ICAP International Fund

MainStay MAP Fund

(each, a “Fund, together the “Funds”)

Supplement dated January 9, 2017 (“Supplement”) to the
Statement of Additional Information (“SAI”) dated February 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

At special meetings held on January 3 and 6, 2017, the Board of Trustees (the “Board”) of MainStay Funds Trust and the MainStay Funds approved certain changes to the Funds. These changes are described in the supplements dated January 9, 2017 to each Fund’s Prospectus. This Supplement describes additional changes to the SAI that will result from the Board-approved changes described above.

As a result, the following changes will occur:

1.	Effective immediately, references to Institutional Capital LLC as Subadvisor to each Fund will be replaced by Epoch Investment Partners, Inc., as appropriate.

2.	Effective immediately, the section entitled “Portfolio Managers” is amended as follows:

a.	the table beginning on page 94 is amended to delete Thomas M. Cole, Andrew P. Starr and Matthew T. Swanson, and to revise the information for the following Epoch portfolio managers, as follows:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
William J. Booth*	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Choice Fund, MainStay ICAP International Fund	3 RICs $626,543,734	9 Accounts $4,604,102,474	16 Accounts $3,318,647,708	0	0	4 Accounts $920,801,372
David Pearl*	MainStay Epoch Global Choice Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Small Cap Fund, MainStay MAP Fund	7 RICs $1,090,507,572	24 Accounts $9,776,244,335	62 Accounts $7,320,730,940	0	0	8 Accounts $1,374,030,361

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
William W. Priest*	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund, MainStay MAP Fund	11 RICs $4,666,391,997	36 Accounts $12,979,506,594	117 Accounts $14,115,078,295	0	1 Account $32,205,457	11 Accounts $1,764,733,943
Eric Sappenfield*	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund	7 RICs $4,036,030,958	17 Accounts $5,257,988,276	21 Accounts $6,525,397,747	0	0	1 Account $324,220,944
John Tobin*	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund	7 RICs $4,036,030,958	17 Accounts $5,257,988,276	21 Accounts $6,525,397,747	0	0	1 Account $324,220,944
Kera Van Valen*	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund	7 RICs $4,036,030,958	17 Accounts $5,257,988,276	21 Accounts $6,525,397,747	0	0	1 Account $324,220,944
Michael Welhoelter*	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Epoch U.S. Small Cap Fund, MainStay ICAP Equity Fund, MainStay ICAP International Fund, MainStay ICAP Select Equity Fund, MainStay MAP Fund	14 RICs $5,327,631,019	45 Accounts $14,040,246,367	127 Accounts $14,896,144,172	0	1 Account $32,205,457	11 Accounts $1,764,733,943

* The information presented is as of December 31, 2016.

b.	the table beginning on page 99 is amended to delete Thomas M. Cole, Andrew P. Starr and Matthew T. Swanson, and to revise the information for following Epoch portfolio managers, as follows:

PORTFOLIO MANAGER*	FUND	$ RANGE OF OWNERSHIP
William J. Booth*	None	$0
David Pearl*	MainStay Epoch U.S. All Cap Fund MainStay Epoch U.S. Small Cap Fund	Over $1,000,000 Over $1,000,000
William W. Priest*	Mainstay Epoch Global Equity Yield Fund MainStay Income Builder Fund	$10,001-$50,000 $100,001-$500,000
Eric Sappenfield*	MainStay Epoch Global Equity Yield Fund	$100,001-$500,000
John Tobin*	None	$0
Kera Van Valen*	None	$0
Michael Welhoelter*	None	$0

* The information presented is as of December 1, 2016.

3.	Effective on or about March 13, 2017, the name of MainStay ICAP International Fund will change to MainStay Epoch International Choice Fund.

4.	Effective on or about March 13, 2017, the subadvisory fee schedule for the MainStay MAP Fund will be as follows:

MainStay MAP Equity Fund

Markston:
0.45% on allocated assets up to $250 million;
0.40% on allocated assets from $250 million to $500 million; and
0.35% on allocated assets over $500 million

Epoch:
0.425% on allocated assets up to $500 million;
0.4125% on assets from $500 million to $1 billion; and
0.40% on allocated assets over $1 billion

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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